Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Property, plant and equipment at beginning of period	$ 9,463
Property, plant and equipment at end of period	70,444	$ 9,463
Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	111,979	111,123
Additions	72,364	856
Property, plant and equipment at end of period	184,343	111,979
Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	102,516	100,803
Charge for the year	11,383	1,713
Property, plant and equipment at end of period	113,899	102,516
Motor vehicles [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	492
Property, plant and equipment at end of period	21,834	492
Motor vehicles [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	20,330	20,330
Additions	25,322	0
Property, plant and equipment at end of period	45,652	20,330
Motor vehicles [Member] | Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	19,838	19,694
Charge for the year	3,980	144
Property, plant and equipment at end of period	23,818	19,838
Computer equipment [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	2,038
Property, plant and equipment at end of period	42,942	2,038
Computer equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	29,665	28,809
Additions	46,542	856
Property, plant and equipment at end of period	76,207	29,665
Computer equipment [Member] | Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	27,627	27,279
Charge for the year	5,638	348
Property, plant and equipment at end of period	33,265	27,627
Exploration and office equipment [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	6,933
Property, plant and equipment at end of period	5,668	6,933
Exploration and office equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	61,984	61,984
Additions	500	0
Property, plant and equipment at end of period	62,484	61,984
Exploration and office equipment [Member] | Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	55,051	53,830
Charge for the year	1,765	1,221
Property, plant and equipment at end of period	$ 56,816	$ 55,051